UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21439

Fidelity Rutland Square Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

PAS Core Income Fund of FundsSM

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

November 30, 2007

Strategic Advisers, Inc.

A Fidelity Investments Company

1.860891.100

PCI-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Fixed-Income Funds - 98.9%
	Shares	Value
Intermediate Government - 1.5%
PIMCO Mortgage-Backed Securities Fund Administrative Class	952,861	$ 10,386,187
Intermediate-Term Bond - 96.0%
Fidelity Investment Grade Bond Fund (a)	14,141,207	102,099,511
Fidelity Total Bond Fund (a)	17,832,768	184,925,800
Metropolitan West Total Return Bond Fund Class M	7,560,347	74,545,017
PIMCO Total Return Fund Administrative Class	18,127,437	195,051,223
TCW Total Return Bond Fund N Class	2,071,787	20,531,412
Western Asset Core Plus Bond Portfolio	7,959,641	81,506,720
TOTAL INTERMEDIATE-TERM BOND		658,659,683
Specialty Funds - 1.4%
Fidelity Real Estate Income Fund (a)	935,398	9,933,927
TOTAL FIXED-INCOME FUNDS (Cost $675,355,991)		$ 678,979,797
Short-Term Funds - 1.1%
	Shares	Value
Fidelity Ultra-Short Bond Fund (a) (Cost $7,886,805)	831,234	$ 7,497,727
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $683,242,796)		$ 686,477,524
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Funds	Income Earned
Fidelity Investment Grade Bond Fund	$ 558,049
Fidelity Total Bond Fund	1,036,770
Fidelity Ultra-Short Bond Fund	49,026
Total	$ 1,643,845
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Funds	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Investment Grade Bond Fund	$ -	$ 102,649,272	$ 172,777	$ 102,099,511
Fidelity Real Estate Income Fund	-	10,209,122	17,278	9,933,927
Fidelity Total Bond Fund	-	184,800,971	310,999	184,925,800
Fidelity Ultra-Short Bond Fund	-	8,028,463	138,223	7,497,727
Total	$ -	$ 305,687,828	$ 639,277	$ 304,456,965
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $683,244,309. Net unrealized appreciation aggregated $3,233,215, of which $5,195,247 related to appreciated investment securities and $1,962,032 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS Income Opportunities Fund of FundsSM

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

November 30, 2007

Strategic Advisers, Inc.

A Fidelity Investments Company

1.860864.100

PIO-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Fixed-Income Funds - 100.0%
	Shares	Value
Bank Loan - 3.0%
Eaton Vance Floating-Rate & High Income Fund - Advisers Class	170,771	$ 1,583,047
Eaton Vance Floating-Rate Fund - Advisers Class	429,221	4,043,261
Fidelity Floating Rate High Income Fund (a)	588,400	5,636,874
TOTAL BANK LOAN		11,263,182
High Yield Bond - 97.0%
BlackRock High Yield Bond Portfolio Investor A Class	2,875,779	22,373,559
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	1,861,961	18,303,076
Fidelity Capital & Income Fund (a)	13,582,276	118,709,090

	Shares	Value
Fidelity High Income Fund (a)	3,446,124	$ 29,774,507
Goldman Sachs High Yield Fund Class A	2,888,248	22,181,746
PIMCO High Yield Fund Administrative Class	5,113,455	48,986,900
T. Rowe Price High Yield Fund Advisor Class	14,888,446	100,645,895
TOTAL HIGH YIELD BOND		360,974,773
TOTAL FIXED-INCOME FUNDS (Cost $382,446,034)		372,237,955
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $382,446,034)		$ 372,237,955
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Funds	Income Earned
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 136,854
Fidelity Capital & Income Fund	781,460
Fidelity Floating Rate High Income Fund	39,290
Fidelity High Income Fund	229,547
Total	$ 1,187,151
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Funds	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ -	$ 19,120,937	$ 1,010	$ 18,303,076
Fidelity Capital & Income Fund	-	122,279,585	6,461	118,709,090
Fidelity Floating Rate High Income Fund	-	5,734,515	303	5,636,874
Fidelity High Income Fund	-	30,604,081	1,615	29,774,507
Total	$ -	$ 177,739,118	$ 9,389	$ 172,423,547
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $382,446,122. Net unrealized depreciation aggregated $10,208,167, of which $15,786 related to appreciated investment securities and $10,223,953 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS International Fund of FundsSM

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

November 30, 2007

Strategic Advisers, Inc.

A Fidelity Investments Company

1.841648.101

FOI-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 39.0%
Fidelity Canada Fund (a)	36,080	$ 2,286,058
Fidelity International Discovery Fund (a)	1,158,374	52,868,192
GE Institutional International Equity Fund Service Class	1,065,692	21,729,463
Henderson International Opportunities Fund Class A	711,365	20,145,846
Julius Baer International Equity Fund II Class A	756,487	13,306,603
Manning & Napier Fund, Inc. World Opportunities Series Class A	1,985,262	21,639,354
MFS Research International Fund Class A	1,610,617	35,433,570
SSgA International Stock Selection Fund Institutional Class	2,952,954	43,467,482
Thornburg International Value Fund Class A	8,228	275,242
TOTAL FOREIGN LARGE BLEND FUNDS		211,151,810
Foreign Large Growth Funds - 16.7%
AIM International Growth Fund Class A	604,659	20,969,564
Fidelity Diversified International Fund (a)	1,058,518	45,960,853
T. Rowe Price International Stock Fund Advisor Class	105,042	2,029,412
William Blair International Growth Fund Class N	633,434	21,245,372
TOTAL FOREIGN LARGE GROWTH FUNDS		90,205,201
Foreign Large Value Funds - 39.2%
Causeway International Value Fund Investor Class	2,339,351	50,132,302
Goldman Sachs Structured International Equity Fund Class A	2,760,081	45,734,539
Harbor International Fund Investor Class	247,163	18,851,097
MFS International Value Fund Class A	261,345	8,689,707
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	2,496,749	56,975,819
Oakmark International Fund Class I	37	956
Quant Foreign Value Fund Ordinary Shares	444,076	9,947,299
T. Rowe Price International Growth & Income Fund Advisor Class	1,101,449	21,555,362
TOTAL FOREIGN LARGE VALUE FUNDS		211,887,081
Foreign Small Mid Growth Funds - 0.0%
MFS International New Discovery Fund Class A	42	1,276
Neuberger Berman International Fund Trust Class	299	8,349
TOTAL FOREIGN SMALL MID GROWTH FUNDS		9,625

	Shares	Value
Foreign Small Mid Value Funds - 0.0%
Artisan International Value Fund Investor Class	35	$ 998
Third Avenue International Value Fund	39	908
TOTAL FOREIGN SMALL MID VALUE FUNDS		1,906
Other - 5.1%
BlackRock Pacific Fund, Inc. Investor Class A	341,795	11,436,459
Fidelity Japan Small Companies Fund (a)	477,423	5,805,458
GMO Emerging Countries Fund Class M	397,716	7,838,988
Henderson European Focus Fund Class A	27	1,004
ING International Real Estate Fund Class A	177,067	2,385,095
Matthews Pacific Tiger Fund Class I	9,623	304,951
SSgA Emerging Markets Fund	41	1,269
TOTAL OTHER		27,773,224
TOTAL EQUITY FUNDS (Cost $489,659,114)		541,028,847
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $489,659,114)		$ 541,028,847
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding the fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Japan Small Companies Fund	$ -	$ 5,854,955	$ -	$ 5,805,458
Fidelity International Discovery Fund	-	49,751,438	166,440	52,868,192
Fidelity Diversified International Fund	-	44,356,317	160,677	45,960,853
Fidelity Canada Fund	-	2,394,981	-	2,286,058
Total	$ -	$ 102,357,691	$ 327,117	$ 106,920,561
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $489,659,171. Net unrealized appreciation aggregated $51,369,676, of which $52,948,245 related to appreciated investment securities and $1,578,569 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS International Fidelity Fund of FundsSM

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

November 30, 2007

Strategic Advisers, Inc.

A Fidelity Investments Company

1.859525.100

PAI-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 55.9%
Fidelity Advisor Diversified International Fund Institutional Class	1,692,953	$ 43,999,838
Fidelity Canada Fund	14,213	900,565
Fidelity International Discovery Fund	2,101,252	95,901,147
Fidelity Overseas Fund	848,752	46,986,911
Spartan International Index Fund Investor Class	1,355,068	67,807,608
TOTAL FOREIGN LARGE BLEND FUNDS		255,596,069
Foreign Large Growth Funds - 25.6%
Fidelity Aggressive International Fund	2,354,742	42,385,360
Fidelity Diversified International Fund	1,722,056	74,771,690
TOTAL FOREIGN LARGE GROWTH FUNDS		117,157,050
Foreign Large Value Funds - 11.2%
Fidelity International Value Fund	4,104,820	51,433,399
Foreign Small Mid Growth Funds - 1.0%
Fidelity International Small Cap Opportunities Fund	261,200	4,453,458
Specialty Funds - 1.3%
Fidelity International Real Estate Fund	391,856	5,932,696
Other - 5.0%
Fidelity Emerging Markets Fund	168,170	5,889,329
Fidelity Japan Small Companies Fund	468,884	5,701,629
Fidelity Pacific Basin Fund	335,236	11,609,222
TOTAL OTHER		23,200,180
TOTAL EQUITY FUNDS (Cost $423,012,609)		457,772,852
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $423,012,609)		$ 457,772,852
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $423,012,609. Net unrealized appreciation aggregated $34,760,243, of which $36,445,657 related to appreciated investment securities and $1,685,414 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS Small Cap Fund of FundsSM

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

November 30, 2007

Strategic Advisers, Inc.

A Fidelity Investments Company

1.824279.102

FOF-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Small Blend Funds - 38.6%
AIM Trimark Small Companies Fund Class A	841,245	$ 12,938,345
CRM Small Cap Value Fund Investor Class	176	4,297
Hennessy Cornerstone Growth II Fund	626	13,060
ICM Small Co. Portfolio Institutional Class	120	4,572
ING Small Company Fund Class A	191,479	3,270,468
Keeley Small Cap Value Fund, Inc.	746,701	20,586,559
Laudus Rosenberg U.S. Discovery Fund Investor Class	1,240,764	23,425,622
Managers Special Equity Fund Managers Class	36	3,043
Neuberger Berman Genesis Fund Trust Class	92	5,195
Oppenheimer Main Street Small Cap Fund Class A	1,766,587	38,758,913
Perritt MicroCap Opportunities Fund	378,374	10,068,529
ProFunds Ultra Small Cap Fund Investor Class	178,068	5,048,233
RS Partners Fund Class A	716,684	24,309,922
Wasatch Small Capital Value Fund	487	2,383
TOTAL SMALL BLEND FUNDS		138,439,141
Small Growth Funds - 44.6%
Alger SmallCap Growth Institutional Fund Class I (a)	167,714	4,794,955
Baron Growth Fund	138,195	7,443,167
Baron Small Cap Fund	750,997	19,646,085
BlackRock Funds Small Cap Growth Equity Fund Investor Class A (a)	1,005,857	22,360,197
Brazos Micro Cap Portfolio Class N	119,318	2,924,495
Buffalo Small Cap Fund	765,401	21,247,518
Champlain Small Company Fund Advisor Class	533,099	7,399,417
Franklin Small Cap Growth Fund II Class A	364	4,626
Harbor Small Cap Growth Fund Investor Class	290,588	4,010,116
ING Small Cap Opportunities Fund Class A (a)	132,684	4,470,112
Lord Abbett Small Cap Blend Fund	355,061	5,730,686
Munder Micro-Cap Equity Fund Class A	183	6,595
Oberweis Emerging Growth Fund	106	3,134

	Shares	Value
Old Mutual Copper Rock Emerging Growth Portfolio Class A (a)	221,212	$ 3,072,633
Royce Value Plus Fund Service Class	1,097,676	15,916,306
RS Emerging Growth Fund Class A (a)	168,152	6,939,616
RS Smaller Co. Growth Fund Class A	378,418	8,457,640
Turner Small Cap Growth Fund Class I (a)	270,389	8,768,708
Wasatch Small Capital Growth Fund	66	2,642
Wasatch Ultra Growth Fund	95	2,647
William Blair Small Cap Growth Fund Class N	677,578	17,074,971
TOTAL SMALL GROWTH FUNDS		160,276,266
Small Value Funds - 5.5%
American Beacon Small Cap Value Fund PlanAhead Class	233	4,706
HighMark Small Cap Value Fund Class A	483,888	5,879,233
Perritt Emerging Opportunities Fund	221,003	2,912,822
Royce Opportunity Fund Service Class	865,595	10,889,189
TOTAL SMALL VALUE FUNDS		19,685,950
Foreign Small Mid Growth Funds - 1.2%
Fidelity International Small Cap Opportunities Fund (b)	244,007	4,160,327
Mid-Cap Blend Funds - 7.4%
Hennessy Cornerstone Growth Fund	400,210	6,163,228
Westport Select Cap Fund Class R	758,243	20,578,728
TOTAL MID-CAP BLEND FUNDS		26,741,956
Specialty Funds - 0.4%
FBR Small Cap Financial Fund	64,750	1,456,216
Other - 2.3%
FBR Focus Fund	84	4,664
Fidelity Advisor Real Estate Fund Institutional Class (b)	228,383	4,090,348
The Information Age Fund Class A	212,421	4,210,184
Wasatch Core Growth Fund	60	2,505
TOTAL OTHER		8,307,701
TOTAL EQUITY FUNDS (Cost $353,587,303)		359,067,557
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $353,587,303)		$ 359,067,557
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Advisor Real Estate Fund Institutional Class	$ 3,727
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Funds	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor Real Estate Fund Institutional Class	$ -	$ 4,268,434	$ -	$ 4,090,348
Fidelity International Small Cap Opportunities Fund	-	4,225,535	-	4,160,327
Total	$ -	$ 8,493,969	$ -	$ 8,250,675
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $353,590,527. Net unrealized appreciation aggregated $5,477,030, of which $19,135,717 related to appreciated investment securities and $13,658,687 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS U.S. Opportunity Fund of FundsSM

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

November 30, 2007

Strategic Advisers, Inc.

A Fidelity Investments Company

1.859527.100

FOU-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 25.5%
American Century Fundamental Equity Fund Investor Class	283,297	$ 4,286,283
Evergreen Enhanced S&P Fund Class A	674,490	12,491,559
Fidelity Disciplined Equity Fund (b)	42,942	1,374,586
Fidelity Select Consumer Staples Portfolio (b)	98,153	6,787,265
Fidelity Select Industrial Equipment Portfolio (b)	113,264	4,197,561
Fidelity Tax Managed Stock Fund (b)	123,058	1,959,088
JPMorgan U.S. Large Cap Core Plus Fund Select Class	395,520	8,602,558
Old Mutual Analytic U.S. Long/Short Fund Class Z	63,606	927,380
RS Core Equity Fund Class A	46,476	2,018,472
TOTAL LARGE BLEND FUNDS		42,644,752
Large Growth Funds - 18.0%
Buffalo Large Cap Fund, Inc.	56,105	1,269,085
Fidelity Large Cap Stock Fund (b)	159,156	3,132,193
Ivy Capital Appreciation Fund Class A (a)	267,832	3,090,786
Legg Mason Growth Trust, Inc. Financial Intermediary Class	43,844	1,587,603
Marsico 21st Century Fund	272,299	4,985,797
Spectra Fund Class N (a)	660,063	7,656,729
T. Rowe Price Growth Stock Fund Advisor Class	92,633	3,211,572
Thornburg Value Fund Class A	128,662	4,947,062
TOTAL LARGE GROWTH FUNDS		29,880,827
Large Value Funds - 16.4%
1st Source Monogram Income Equity Fund	35,539	567,198
Allianz NFJ Dividend Value Fund Class D	98	1,737
American Beacon Large Cap Value Fund Plan Ahead Class	327,966	7,792,473
Artisan Opportunistic Value Fund Investor Shares	35,284	412,118
Aston Value Fund Class N	67,137	1,013,095
BlackRock Equity Dividend Fund Investor A Class	263,697	5,366,242
Evergreen Disciplined Value Fund Class A	203,566	3,265,200
Excelsior Value and Restructuring Fund Shares	59,635	3,382,490
Fidelity Equity Income Fund (b)	26,414	1,538,591
Goldman Sachs Growth & Income Fund Institutional Class	115,723	3,491,364
Phoenix Value Opportunities Fund Class A	53,589	691,301
TOTAL LARGE VALUE FUNDS		27,521,809
Mid-Cap Blend Funds - 6.4%
Aston/Optimum Mid Cap Fund Class N	21,030	643,518

	Shares	Value
Fidelity Advisor Value Strategies Fund Institutional Class (b)	60,218	$ 1,952,267
Fidelity Leveraged Company Stock Fund (b)	91,236	2,944,171
Fidelity Select Defense & Aerospace Portfolio (b)	22,086	2,086,215
Kinetics Small Cap Opportunities Fund	98,104	3,156,018
TOTAL MID-CAP BLEND FUNDS		10,782,189
Mid-Cap Growth Funds - 10.3%
Baron iOpportunity Fund (a)	237,556	3,154,744
BlackRock US Opportunities Fund Investor A Class (a)	27,102	980,025
Goldman Sachs Small/Mid-Cap Growth Fund Class A (a)	78,398	1,081,113
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares	152,951	5,048,911
Munder Mid-Cap Core Growth Fund Class A (a)	53,369	1,601,056
Neuberger Berman Manhattan Fund Trust Class (a)	319,411	5,385,276
TOTAL MID-CAP GROWTH FUNDS		17,251,125
Mid-Cap Value Funds - 2.6%
American Century Mid Cap Value Fund Investor Class	55,233	705,326
Delafield Fund, Inc.	5,669	152,542
Fidelity Select Chemicals Portfolio (b)	42,173	3,544,182
TOTAL MID-CAP VALUE FUNDS		4,402,050
Small Blend Funds - 0.7%
Old Mutual Small Cap Fund Class Z (a)	15,216	436,253
Royce Value Fund Service Class	58,123	652,723
TOTAL SMALL BLEND FUNDS		1,088,976
Small Growth Funds - 0.4%
Champlain Small Company Fund Advisor Class	4,318	59,928
Wells Fargo Advantage Small Cap Growth Fund Administrator Class	43,011	640,009
TOTAL SMALL GROWTH FUNDS		699,937
Small Value Funds - 0.1%
Aston/River Road Small Cap Value Class N	1,110	14,956
Paradigm Value Fund	3,661	187,720
TOTAL SMALL VALUE FUNDS		202,676
Specialty Funds - 19.6%
Fidelity Select Computers Portfolio (a)(b)	116,407	5,609,638
Fidelity Select Energy Services Portfolio (b)	49,847	4,781,862
Fidelity Select Materials Portfolio (b)	67,037	3,975,291
Equity Funds - continued
	Shares	Value
Specialty Funds - continued
Fidelity Select Medical Equipment & Systems Portfolio (b)	114,164	$ 2,984,236
Fidelity Select Natural Resources Portfolio (b)	12,410	468,840
Fidelity Select Pharmaceuticals Portfolio (b)	204,040	2,511,729
Fidelity Select Software & Computer Services Portfolio (a)(b)	31,472	2,459,191
Fidelity Select Technology Portfolio (a)(b)	23,792	1,949,276
Fidelity Select Wireless Portfolio (b)	605,294	5,520,280

	Shares	Value
MFS Utilities Fund Class A	120,061	$ 2,443,249
TOTAL SPECIALTY FUNDS		32,703,592
TOTAL EQUITY FUNDS (Cost $163,370,231)		167,177,933
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $163,370,231)		$ 167,177,933
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Funds	Income earned
Fidelity Dividend Growth Fund	$ 23,262
Fidelity Equity Income Fund	13,389
Fidelity Leveraged Company Stock Fund	25,356
$ 62,007
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Funds	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor Small Cap Growth Fund Insitutional Class	$ -	$ 785,056	$ 742,039	$ -
Fidelity Advisor Value Strategies Fund Institutional Class	-	3,039,288	886,495	1,952,267
Fidelity Disciplined Equity Fund	-	2,276,662	911,810	1,374,586
Fidelity Dividend Growth Fund	-	3,211,070	3,040,757	-
Fidelity Equity Income Fund	-	1,645,184	-	1,538,591
Fidelity Large Cap Stock Fund	-	3,080,005	-	3,132,193
Fidelity Leveraged Company Stock Fund	-	3,159,950	-	2,944,171
Fidelity Select Chemicals Portfolio	-	3,408,096	-	3,544,182
Fidelity Select Computers Portfolio	-	5,203,352	-	5,609,638
Fidelity Select Consumer Staples Portfolio	-	6,132,320	-	6,787,265
Fidelity Select Defense & Aerospace Portfolio	-	2,136,586	-	2,086,215
Fidelity Select Energy Services Portfolio	-	5,007,569	-	4,781,862
Fidelity Select Industrial Equipment Portfolio	-	3,970,945	-	4,197,561
Fidelity Select Materials Portfolio	-	3,947,550	-	3,975,291
Fidelity Select Medical Equipment & Systems Portfolio	-	4,080,598	1,250,091	2,984,236
Fidelity Select Natural Resources Portfolio	-	464,070	-	468,840
Fidelity Select Pharmaceuticals Portfolio	-	2,325,598	-	2,511,729
Fidelity Select Software & Computer Services Portfolio	-	2,245,679	-	2,459,191
Fidelity Select Technology Portfolio	-	1,922,696	-	1,949,276
Fidelity Select Wireless Portfolio	-	5,512,024	-	5,520,280
Fidelity Tax Managed Stock Fund	-	1,973,855	-	1,959,088
Total	$ -	$ 65,528,153	$ 6,831,192	$ 59,776,462
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $163,370,231. Net unrealized appreciation aggregated $3,807,702, of which $6,530,918 related to appreciated investment securities and $2,723,216 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS U.S. Opportunity Fidelity Fund of FundsSM

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

November 30, 2007

Strategic Advisers, Inc.

A Fidelity Investments Company

1.859526.100

PAO-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 25.3%
Fidelity Advisor Value Leaders Institutional Class	149,170	$ 2,327,059
Fidelity Blue Chip Value Fund	2,212,811	32,838,111
Fidelity Dividend Growth Fund	655,652	20,121,972
Fidelity Select Consumer Staples Portfolio	417,310	28,856,976
Fidelity Select Industrial Equipment Portfolio	568,713	21,076,503
TOTAL LARGE BLEND FUNDS		105,220,621
Large Growth Funds - 9.2%
Fidelity OTC Portfolio (a)	622,865	32,370,269
Fidelity Select Leisure Portfolio	70,442	5,855,117
TOTAL LARGE GROWTH FUNDS		38,225,386
Large Value Funds - 7.9%
Fidelity Structured Large Capital Value Fund	2,165,146	33,061,775
Mid-Cap Blend Funds - 0.9%
Fidelity Select Defense & Aerospace Portfolio	39,555	3,736,361
Mid-Cap Growth Funds - 1.7%
Fidelity Select IT Services Portfolio	406,802	7,090,564
Mid-Cap Value Funds - 6.7%
Fidelity Select Automotive Portfolio	216,009	8,875,828
Fidelity Select Chemicals Portfolio	226,953	19,073,118
TOTAL MID-CAP VALUE FUNDS		27,948,946
Specialty Funds - 48.3%
Fidelity Advisor Energy Fund Institutional Class	294,720	15,328,399
Fidelity Advisor Financial Services Fund Institutional Class	706,080	13,620,287
Fidelity Advisor Utilities Fund Institutional Class	383,683	8,959,003
Fidelity Select Banking Portfolio	555,713	15,415,485
Fidelity Select Computers Portfolio (a)	38,313	1,846,301
Fidelity Select Energy Services Portfolio	350,560	33,629,264
Fidelity Select Financial Services Portfolio	117,608	12,451,186
Fidelity Select Insurance Portfolio	332,240	22,848,143
Fidelity Select Multimedia Portfolio	106,432	4,455,235
Fidelity Select Pharmaceuticals Portfolio	1,875,024	23,081,550

	Shares	Value
Fidelity Select Wireless Portfolio	2,668,614	$ 24,337,761
Fidelity Utilities Fund	1,240,114	25,385,136
TOTAL SPECIALTY FUNDS		201,357,750
TOTAL EQUITY FUNDS (Cost $421,277,938)		416,641,403
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $421,277,938)		$ 416,641,403
Legend
(a) Non-income producing
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $421,277,938. Net unrealized depreciation aggregated $4,636,535, of which $7,566,857 related to appreciated investment securities and $12,203,392 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	January 29, 2008
By:	/s/Kathleen A. Tucker
Kathleen A. Tucker
Chief Financial Officer

Date:	January 29, 2008